ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2020
Business Acquisition [Line Items]
Schedule of Pro Forma Adjustments Information

The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	Nine months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited
Pro forma net revenues	474,401	377,571
Pro forma net loss	88,201	70,890

NewSchool
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation Based on Fair Values of Acquired Assets and Liabilities

		Amortization
		Period (in
	RMB	years)

Cash and cash equivalents	23,755
Restricted cash	13,867
Accounts receivable	7,181
Prepaid and other current assets	7,310
Property and equipment	1,468
Intangible assets:
Software	1,879
Tradename	3,190	Indefinite
Accreditation	693	10
Operating lease right-of-use asset	83,680
Other non-current assets	11,919
Total assets	154,942
Deferred revenue	(4,811)
Accounts payable	(44)
Accrued and other liabilities	(11,785)
Income tax payable, current	(4,887)
Deferred tax liabilities	(9,419)
Operating lease liability	(83,723)
Total liabilities	(114,669)
Gain on bargain purchase	40,273